Operating Leases (Details Narrative) (10K) - Mann- India Technologies Private Limited [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating lease term	3 years
Rental expense	$ 38,400	$ 67,900